Income Taxes	9 Months Ended
Jul. 31, 2026
Income Taxes [Abstract]
Income Taxes
NOTE 15: INCOME TAXES
Income Tax Adjustment on the Gain on Sale of Schwab Shares
In the second quarter of fiscal 2026,

the Bank revised its estimate of taxes owed

on the gain from its disposition of Schwab

shares in the prior year. The revision
reflected the Bank's most recent tax filings

and included

previously inestimable information. The

revision reduced the Bank's provision

for income taxes by
$ 288

million in the prior quarter.
Other Tax Matters
The Canada Revenue Agency (CRA), Revenu

Québec Agency (RQA) and Alberta

Tax and Revenue Administration (ATRA) are denying certain dividend and interest deductions claimed by the Bank.

During the quarter, the CRA and the RQA reassessed the

Bank for a total of $
4

million of additional income tax and
interest. As at July 31, 2026, the CRA has reassessed

the Bank for $
1,679

million for the years 2011 to 2021, the RQA has reassessed

the Bank for $
53

million for
the years 2011 to 2020, and the ATRA has reassessed the Bank for $ 71 million for the years 2011 to 2020. In total, the Bank has been reassessed for
$ 1,803

million of income tax and interest. The Bank

expects to continue to be reassessed

for open years. The Bank is of the view

that its tax filing positions were
appropriate and filed a Notice of Appeal with

the Tax Court of Canada on March 21, 2023.